Other Assets - Other Assets Disclosure (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Other Assets Disclosure [Line Items]
Advance tax (net of provisions of taxes)	[1]	₨ 135,114.7	₨ 165,326.7	$ 1,440.0
Other assets	[2]	715,800.5	709,095.4	7,628.7
Unrealized gain/(loss) recognized in non-interest revenue–other, net		4,081.3	(159.3)
Deferred policy acquistion costs		241,672.2	148,175.6	$ 2,575.6	$ 1,579.1	₨ 60,531.9
Other Assets
Other Assets Disclosure [Line Items]
Reinsurance assets		93,391.5	104,321.2
Deferred policy acquistion costs		241,672.2	148,175.6
Equity securities
Other Assets Disclosure [Line Items]
Other assets		305,987.3	381,931.6
Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		8,251.8	18,558.0
Taxes other than income tax [Member]
Other Assets Disclosure [Line Items]
Advance tax (net of provisions of taxes)		₨ 13,200.0	₨ 16,500.0

[1]	Advance tax (net of provisions of taxes) includes Rs. 16.5 billion and Rs. 13.2 billion taxes other than income tax as of March 31, 2025 and March 31, 2026, respectively.
[2]	Others includes investment in equity securities and affiliates with carrying value amounting to Rs. 381,931.6 million and Rs. 305,987.3 million as of March 31, 2025 and March 31, 2026, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 18,558.0 million and Rs. 8,251.8 million as of March 31, 2025 and March 31, 2026, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amounts to Rs. (159.3) million and Rs. 4,081.3 million for the fiscal years ended March 31, 2025 and March 31, 2026, respectively. Further, Others also includes reinsurance assets amounting to Rs. 104,321.2 million and Rs. 93,391.5 million and deferred acquisition assets amounting to Rs. 148,175.6 million and Rs. 241,672.2 million as of March 31, 2025 and March 31, 2026, respectively.